PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.


                           STRONG ADVISOR EQUITY FUNDS
                               CLASSES A, B, AND C

                        STRONG ADVISOR COMMON STOCK FUND
                     STRONG ADVISOR ENDEAVOR LARGE CAP FUND
                            STRONG ADVISOR FOCUS FUND
                     STRONG ADVISOR INTERNATIONAL CORE FUND
                     STRONG ADVISOR LARGE COMPANY CORE FUND
                           STRONG ADVISOR SELECT FUND
                       STRONG ADVISOR SMALL CAP VALUE FUND
                         STRONG ADVISOR TECHNOLOGY FUND
                  STRONG ADVISOR U.S. SMALL/MID CAP GROWTH FUND
                         STRONG ADVISOR U.S. VALUE FUND
                    STRONG ADVISOR UTILITIES AND ENERGY FUND

                           STRONG ADVISOR EQUITY FUNDS
                                     CLASS Z

                        STRONG ADVISOR COMMON STOCK FUND
                       STRONG ADVISOR SMALL CAP VALUE FUND
                         STRONG ADVISOR U.S. VALUE FUND

Supplement to the Prospectuses dated May 1, 2003, as supplemented on December 3, 2003

STRONG ADVISOR SMALL CAP VALUE FUND
Effective December 31, 2003, Class A, B, and C shares of the Strong Advisor Small Cap Value Fund will be closed to new investors. In addition, Class Z shares will no longer be available for purchase by certain institutional investors purchasing more than $1 million of Class Z shares. The Fund may continue to offer Class A, B, and C shares to qualified investors as described in the following paragraph, which is added to the Strong Advisor Equity Funds Classes A, B, and C prospectus after the section entitled "Share Price," on page 78 of the prospectus. The Fund may open to new investors in the future at the discretion of the Board based on various factors, including assets under management and current investment opportunities.


         QUALIFIED INVESTORS

         You may purchase Class A, B, or C shares of the Advisor Small Cap Value Fund only under limited circumstances. The following types of investors may qualify to purchase Class A, B, or C shares of the Fund:

          o Investors holding Class A, B, or C shares of the Fund on December 31, 2003;

          o Employer-sponsored retirement plans and their participants, for which Strong or the Distributor, or one of their affiliates, has entered into an agreement to provide document or administrative services, and other retirement plans whose administrators or dealers have entered into an agreement with Strong or the Distributor, or one of their affiliates, to perform services;

          o 401(k) plans holding Class A, B, or C shares of a Fund on December 31, 2003;

          o    Any Internal Revenue Code Section 529 plan that invests in Strong
               Funds,  or  for  which  Strong  provides  investment   management
               services; and

          o Officers, directors, and employees of the Fund, Strong, the Distributor, and these entities' affiliates, and each of their immediate family members (grandparent, parent, sibling, child, grandchild, and spouse) who live in the same household.

For more information on the purchase of Class A, B, or C shares, call 1-800-368-1683.

STRONG ADVISOR U.S. VALUE FUND
On October 31, 2003, the meeting for shareholders of the Strong Advisor U.S. Value Fund to approve a subadvisory agreement between Matrix Asset Advisors, Inc., and Strong Capital Management, Inc., was adjourned. A new meeting date has not been set.

STRONG ADVISOR INTERNATIONAL CORE FUND
The Strong Advisor International Core Fund will assess a 1.00% redemption fee on all Fund shares purchased on or after October 1, 2003, that are held for less than 30 calendar days, based on the redeemed shares' market value (including exchanges).

Redemption fees will be paid to the Fund. The Fund will use the "first-in, first-out" (FIFO) method to determine the 30-day holding period. Redemption fees are not applicable to shares purchased through reinvested dividends and distributions.

STRONG  ADVISOR FOCUS FUND
Effective June 30, 2003, Mr. Thomas C. Ognar is the sole Portfolio Manager of the Strong Advisor Focus Fund. His biography can be found below.

     THOMAS C. OGNAR manages the ADVISOR FOCUS FUND. Mr. Ognar joined Strong in January 1998 and has earned the right to use the Chartered Financial Analyst designation. He has managed the ADVISOR FOCUS FUND since June 2003. From October 1998 to May 2002, he was a senior equity research analyst and from January 1998 to October 1998, he was an equity research analyst at Strong. From June 1995 to January 1998, he was a research analyst at M&I Investment Management, Inc. From January 1993 to August 1993, he was a trader at Republic Securities, Inc. Mr. Ognar received his bachelor's degree in finance from Miami University in 1992 and his master's of science degree in finance from the University of Wisconsin-Madison in 1995.

STRONG ADVISOR TECHNOLOGY FUND
Effective May 2, 2003, Mr. James B. Burkart is the sole Portfolio Manager of the Strong Advisor Technology Fund. His biography can be found on page 31 of the prospectus.


         The date of this Prospectus Supplement is December 11, 2003.




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

 PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.

                       STRONG ADVISOR MID CAP GROWTH FUND
                                 CLASSES A, B, C

                       STRONG ADVISOR MID CAP GROWTH FUND
                                     CLASS Z

Supplement to the Prospectuses dated May 1, 2003, as supplemented on December 3, 2003


REORGANIZATION OF THE FUND
On  October  31,  2003,  the  meeting  of  Fund   shareholders  to  approve  the
reorganization of the Strong Advisor Mid Cap Growth Fund into the Strong Growth Fund was adjourned. A new meeting date has not been set.

CLOSING OF THE FUND. Effective after the close of the market on August 22, 2003, the Strong Advisor Mid Cap Growth Fund was closed to new investors.

PORTFOLIO MANAGER.
Effective June 30, 2003, Mr. Brandon M. Nelson is the sole Portfolio Manager of the Strong Advisor Mid Cap Growth Fund. His biography can be found below.

         BRANDON M. NELSON manages the ADVISOR MID CAP GROWTH FUND. Mr. Nelson joined Strong in July 1996 and has earned the right to use the Chartered Financial Analyst designation. He has managed or co-managed the ADVISOR MID CAP GROWTH FUND since March 2003. From July 1996 to October 2000, Mr. Nelson was an equity research analyst. Since October 2000, he has been a manager for equity accounts. Mr. Nelson received a bachelor's degree in business administration from the University of Wisconsin-Madison in 1994, a master's of science degree in finance from the University of Wisconsin-Madison in 1996, and was selected to participate in the Applied Security Analysis Program.



          The date of this Prospectus Supplement is December 11, 2003.







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

PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.

                           STRONG LARGE CAP CORE FUND
                                 INVESTOR CLASS

Supplement to the Prospectus dated May 1, 2003, as supplemented on December 3, 2003


REORGANIZATION OF THE FUND
On October 31, 2003, the meeting of Fund shareholders to approve the reorganization of the Strong Large Cap Core Fund into the Investor Class of the Strong Growth and Income Fund was adjourned. A new meeting date has not been set.

CLOSING OF THE FUND. Effective after the close of the market on August 22, 2003, the Strong Large Cap Core Fund was closed to new investors.


          The date of this Prospectus Supplement is December 11, 2003.

 PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.


                         STRONG RETIREMENT EQUITY FUNDS
                                     CLASS K

                     STRONG ADVISOR LARGE COMPANY CORE FUND
                         STRONG ADVISOR U.S. VALUE FUND
                           STRONG DIVIDEND INCOME FUND
                             STRONG ENTERPRISE FUND
                               STRONG GROWTH FUND
                          STRONG GROWTH AND INCOME FUND
                             STRONG OPPORTUNITY FUND


Supplement to the Prospectus dated May 1, 2003, as supplemented on December 3, 2003

STRONG ADVISOR U.S. VALUE FUND
On October 31, 2003, the meeting for shareholders of the Strong Advisor U.S. Value Fund to approve a subadvisory agreement between Matrix Asset Advisors, Inc., and Strong Capital Management, Inc., was adjourned. A new meeting date has not been set.

STRONG ADVISOR LARGE COMPANY CORE FUND
Effective June 16, 2003, the second paragraph on page 9 of the prospectus is deleted and replaced by the following:

         The ADVISOR LARGE COMPANY CORE FUND was organized to acquire all of the assets and assume all of the liabilities of the Rockhaven Fund. This acquisition, which involved the issuance of Class A shares of the Fund (which are offered in a separate prospectus) to the shareholders of the Rockhaven Fund in exchange for the Rockhaven Fund's assets and liabilities, was effected on September 16, 2002. Accordingly, the Fund is the successor to the Rockhaven Fund. The performance results for the Class K shares of the Fund, which were first offered on September 30, 2002, are based on the historical performance of the Fund's Class A shares from the inception of the Fund through September 29, 2002, recalculated to reflect that Class K shares are not subject to an initial sales charge or a redemption fee. The Class A shares of the Fund, which are not offered by this prospectus, achieved performance results that are lower than those that are expected to be achieved by the Class K shares. This is because Class A shares are invested in the same portfolio of securities, and the differences generally relate to the differences in the fees and expenses of each class of shares.

STRONG GROWTH FUND
Effective June 30, 2003, Mr. Thomas C. Ognar is the sole Portfolio Manager of the Strong Growth Fund. His biography can be found on page 22 of the prospectus.


          The date of this Prospectus Supplement is December 11, 2003.


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